Personnel Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Line Items]
Compensation expenses	R$ 205,640
Payroll taxes	(40,795)	(35,647)
Long Term Incentive Plan [Member]
Personnel Expenses [Line Items]
Payroll taxes	R$ 73,814	R$ 0	R$ 0